TAXATION - Reconciliation of tax rate and Deferred tax assets and liabilities (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation between the statutory EIT rate and the effective tax rate
Effective tax rate for China operations	6.20%	48.20%	(124.60%)
Current income tax liability	¥ 74,046	¥ 230,663	¥ 11,204
Effect of tax holiday
Tax holiday effect	¥ 148,350	¥ 59,877
Basic net income per share effect	¥ 0.44	¥ 0.53
Diluted net income per share effect	¥ 0.41	¥ 0.43
Deferred tax assets
Provision for credit losses	¥ 86,900	¥ 241,901
Net operating loss carryforwards	8,642	7,040
Accrued expenses and others	5,841	36,408
Less: valuation allowance	(6,785)	(246,508)	¥ (76,526)	¥ (17,864)
Net deferred tax assets	94,598	¥ 38,841
Deferred tax liabilities
Contract assets and service fees receivable	187,183
Net deferred tax liabilities	¥ 187,183
PRC
Reconciliation between the statutory EIT rate and the effective tax rate
Statutory EIT rate	25.00%	25.00%	25.00%
Change of tax position	(3.70%)
Effect of tax holidays	(7.00%)	(12.30%)
Tax effect of non-deductible expense	(0.50%)	(0.10%)	(24.20%)
Changes in valuation allowance	(7.60%)	35.60%	(125.40%)
Effective tax rate for China operations	6.20%	48.20%	(124.60%)
Current income tax liability		¥ 78,000
Deferred tax assets, valuation allowance		¥ 114,700